UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

                                             Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period:   July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2019, TO JUNE 30, 2020

REGISTRANT NAME: Grosvenor Registered Multi-Strategy Master Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2019 - 06/30/2020

REGISTRANT ADDRESS: 900 N. Michigan Ave., Suite 1100, Chicago, IL 60611

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
MW Eureka Fund	N/A	N/A	10/11/2019

MW Eureka Fund sought investor consent to increase the maximum level of the master fund’s gross exposure, i.e., the sum of the master fund’s gross long book and gross short book positions and the underlying value of associated hedges after netting, from 300% to 400% of its net asset value.

					Issuer	YES	FOR	FOR

MW Eureka Fund	N/A	N/A	10/11/2019

MW Eureka Fund sought investor consent for certain matters discussed at its Annual General Meeting, including: (1) to consider and acknowledge receipt of the Report of the Directors and Auditors and Financial Statements for the year ended 31 December 2018 and to review the affairs of the company; (2) to re-appoint Ernst & Young as the Auditors; and (3) to authorize the Directors to fix the remuneration of the Auditors.

					Issuer	NO – ABSTAIN	N/A	N/A
Shelter Growth Opportunities Fund Ltd.	N/A	N/A	4/30/2020	Shelter Growth Opportunities Fund Ltd. sought investor consent to allow for the issuance of preferred equity interests.	Issuer	YES	FOR	FOR
Citadel Kensington Global Strategies Fund Ltd.	N/A	N/A	10/18/2019

Citadel Kensington Global Strategies Fund Ltd. sought investor consent to (i) apply the economic terms of the tranche B Shares to all of the shares, and as a result, going forward, offer only one tranche of interests, (ii) implement a succession process to address the future management of Citadel in the event of Kenneth Griffin’s death and (iii) make certain modernizing updates to the governing documents.

					Issuer	YES	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                   Grosvenor Registered Multi-Strategy Master Fund, LLC

By (Signature and Title)            /s/ Scott J. Lederman

                                                     Scott J. Lederman, Director, Chief Executive Officer and

                                                     President

Date                July 21, 2020